Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Disclosure Intangible Assets Tables Abstract
Schedule of Intangible Assets

The following is a summary of the intangible assets as of December 31, 2019 and June 30, 2019:

	December 31, 2019	June 30, 2019

Intellectual Property	$2,293,770	$2,293,770
Less Accumulated Amortization	(853,855)	(739,167)
Intellectual Property, Net	$1,439,915	$1,554,603

Intellectual property, stated at cost, less accumulated amortization consists of the following:

	June 30, 2019	June 30, 2018

Intellectual Property	$2,293,770	$2,293,770
Less Accumulated Amortization	(739,167)	(509,790)
Intellectual Property, Net	$1,554,603	$1,783,980

Schedule of Future expected Amortization of intangible assets

Estimated future amortization expense is as follows:

Year ending June 30, 2020 (Remaining six months)	$ 114,689
2021	229,377
2022	229,377
2023	229,377
2024	229,377
2025	229,377
Thereafter	178,341
$ 1,439,915
Estimated future amortization expense is as follows:
Year ending June 30,
2020	229,377
2021	229,377
2022	229,377
2023	229,377
2024	229,377
Thereafter	407,718
$1,554,603